PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Expenses Recognized in Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of defined benefit plans [line items]
Total	$ 176	$ 147	$ 430
Cost of sales
Disclosure of defined benefit plans [line items]
Total	115	72	189
Selling, general and administrative expenses
Disclosure of defined benefit plans [line items]
Total	0	9	34
Financing costs - net
Disclosure of defined benefit plans [line items]
Total	61	66	207
Net periodic pension cost
Disclosure of defined benefit plans [line items]
Total	130	191	225
Net periodic OPEB cost
Disclosure of defined benefit plans [line items]
Total	$ 46	$ (44)	$ 205